Financial Risk Management and Financial Instruments - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Deposits	€ 1,158	€ 293
Cash and cash equivalents	277,862	195,351	€ 180,329	€ 119,649
Financial liabilities, class [member]
Financial liabilities
Trade payables	19,740	17,434
Financial liabilities at amortised cost, category [member]
Financial liabilities
Financial liabilities measured at amortized cost	19,740	17,434
Financial assets at amortised cost, class [member]
Financial assets:
Deposits	1,158	293
Trade receivables	6	188
Cash and cash equivalents	277,862	195,351
Financial assets measured at amortized cost	€ 279,026	€ 195,832